CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Shareholder claims, Mexican income tax adjustment & Argentine tax claim) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Adjustments for current tax of prior periods			$ 0	$ (13,429)	$ 0
Mexican Tax Authority | Ternium Mexico
Disclosure of contingent liabilities [line items]
Adjustments for current tax of prior periods	$ 53,300
Mexican Tax Authority | 2008 | Ternium Mexico
Disclosure of contingent liabilities [line items]
Increase in contingent tax liability			17,500
Mexican Tax Authority | 2011 | Ternium Mexico
Disclosure of contingent liabilities [line items]
Increase in contingent tax liability			$ 35,800
Domestic Tax Authority | Mexican Tax Authority | 2008 | Ternium Mexico
Disclosure of contingent liabilities [line items]
Tax contingent liability		$ 72,800
Domestic Tax Authority | Mexican Tax Authority | 2011 | Ternium Mexico
Disclosure of contingent liabilities [line items]
Tax contingent liability		$ 35,600